UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679
                                                     ---------
                                 Adelante Funds
                                 --------------
               (Exact name of registrant as specified in charter)

                                 555 12th Street
                                Oakland, CA 94607
                                -----------------
                    (Address of principal executive offices)

                         Adelante Capital Management LLC
                                 555 12th Street
                                Oakland, CA 94607
                                -----------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------
                       Date of fiscal year end: January 31
                                                ----------
                     Date of reporting period: July 31, 2007
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, (17 CFR 270.30e-1)

                                 ADELANTE FUNDS:
                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT


                                  JULY 31, 2007


                                     [LOGO]
                          ADELANTE CAPITAL MANAGEMENT


           Shares of Adelante Funds are distributed by an independent third party, UMB Distribution Services, LLC.

To Our Shareholders

We are pleased to present Adelante Funds' 2007 Semi-Annual Report.

In the following pages, you will find detailed financial information for Adelante U.S. Real Estate Securities Fund for the six months ended July 31, 2007.

In the event you have questions regarding this report, or Adelante Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Adelante Funds. We look forward to serving you in the months and years ahead.





Sincerely,



Adelante Funds

UMB Distribution Services, LLC, Distributor

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED JULY 31, 2007

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                                   Class K                                  Class Y
---------------------------------------------------------------------------------------------------------------------------
                                                               Expenses                                 Expenses
                                     Beginning     Ending     paid during      Beginning    Ending     paid during
                                      account      account      period          account     account      period
                                      value        value        2/1/07-          value       value       2/1/07-
                                      2/1/07       7/31/07    7/31/07(1)        2/1/07      7/31/07     7/31/07(1)
------------------------------------------------------------------------------------------------------------------
Actual                               $1,000.00     $802.90      $5.59         $1,000.00     $803.70       $4.34

Hypothetical
(5% return before expenses)           1,000.00    1,018.80       6.26          1,000.00    1,020.19        4.86


1 Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K and 0.97% for Class Y), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

         Number
      of Shares                                                                                          Value
------------------                                                                                ---------------
                      COMMON STOCKS                                                97.5%

                      APARTMENTS                                                   22.5%
         11,670       Archstone-Smith Trust                                                      $       669,975
         19,100       AvalonBay Communities, Inc.                                                      2,062,226
         25,110       BRE Properties, Inc.                                                             1,268,808
          7,280       Camden Property Trust                                                              400,109
         37,470       Equity Residential                                                               1,491,681
          8,460       Essex Property Trust, Inc.                                                         910,127
          7,200       Post Properties, Inc.                                                              317,088
         10,100       United Dominion Realty Trust, Inc.                                                 233,209
                                                                                                 ---------------
                                                                                                       7,353,223
                                                                                                 ---------------
                      DIVERSIFIED/SPECIALTY                                        11.5%
          2,950       Alexander's, Inc.                                                                1,044,595
          2,400       Forest City Enterprises, Inc. Class A                                              130,584
         24,160       Vornado Realty Trust                                                             2,585,845
                                                                                                 ---------------
                                                                                                       3,761,024
                                                                                                 ---------------
                      INDUSTRIAL                                                    7.9%
         15,570       AMB Property Corporation                                                           829,570
         30,880       ProLogis                                                                         1,757,072
                                                                                                 ---------------
                                                                                                       2,586,642
                                                                                                 ---------------
                      INDUSTRIAL MIXED                                              0.3%
          2,990       Liberty Property Trust                                                             112,155
                                                                                                 ---------------
                      OFFICE                                                       24.8%
          6,410       Alexandria Real Estate Equities, Inc.                                              552,093
          9,700       BioMed Realty Trust, Inc.                                                          211,848
         14,200       Boston Properties, Inc.                                                          1,341,758
          8,341       Brandywine Realty Trust                                                            201,185
         38,800       Brookfield Properties Corporation                                                  876,880
         12,600       Corporate Office Properties Trust                                                  474,894
         44,600       Douglas Emmett, Inc.                                                             1,028,476
          4,700       Highwoods Properties, Inc.                                                         152,891
         14,090       Kilroy Realty Corporation                                                          907,819
          5,290       Mack-Cali Realty Corporation                                                       204,194
         20,800       Maguire Properties, Inc.                                                           595,088
         12,340       SL Green Realty Corporation                                                      1,498,322
                                                                                                 ---------------
                                                                                                       8,045,448
                                                                                                 ---------------

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2007 (UNAUDITED)


         Number
      of Shares                                                                                          Value
------------------                                                                                ---------------
                      RETAIL - LOCAL                                                8.9%
         24,500       Acadia Realty Trust                                                        $       564,235
          6,800       Developers Diversified Realty Corporation                                          326,400
         12,640       Federal Realty Investment Trust                                                    949,770
          4,540       Kimco Realty Corporation                                                           169,478
         11,030       Regency Centers Corporation                                                        715,516
          4,000       Saul Centers, Inc.                                                                 173,480
                                                                                                 ---------------
                                                                                                       2,898,879
                                                                                                 ---------------

                      RETAIL - REGIONAL                                            21.6%
         46,310       General Growth Properties, Inc.                                                  2,221,954
         20,490       The Macerich Company                                                             1,498,844
         25,890       Simon Property Group, Inc.                                                       2,240,261
         22,600       Taubman Centers, Inc.                                                            1,086,834
                                                                                                 ---------------
                                                                                                       7,047,893
                                                                                                 ---------------

                      TOTAL COMMON STOCKS (COST $25,685,889)                                          31,805,264
                                                                                                 ---------------

                      PREFERRED STOCKS

                      DIVERSIFIED/SPECIALTY                                         1.4%
         20,000       Vornado Realty Trust, Series I                                                     455,000
                                                                                                 ---------------

                      TOTAL PREFERRED STOCKS (COST $467,000)                                             455,000
                                                                                                 ---------------

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2007 (UNAUDITED)


    Principal
      Amount                                                                                           Value
------------------                                                                                ---------------

                      SHORT-TERM INVESTMENT                                         0.6%
$       184,184       UMB Bank Money Market Fiduciary                                            $       184,184
                                                                                                 ---------------

                      TOTAL SHORT-TERM INVESTMENT (COST $184,184)                                        184,184
                                                                                                 ---------------

                      TOTAL INVESTMENTS (COST $26,337,073)                         99.5%              32,444,448

                      OTHER ASSETS LESS LIABILITIES                                 0.5%                 166,457
                                                                                                 ---------------

                      NET ASSETS                                                  100.0%         $    32,610,905
                                                                                                 ===============


See notes to financial statements.


                          SECTOR BREAKDOWN (UNAUDITED)
                                  JULY 31, 2007




Office                              25%
Apartments                          22%
Retail - Regional                   21%
Diversified/Specialty               13%
Retail - Local                       9%
Industrial                           8%
Short-Term Investment                1%
Industrial-mixed                     1%

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31,  2007 (UNAUDITED)

ASSETS:
          Investments, at value (cost $26,758,318)                                               $    32,444,448
          Interest and dividends receivable                                                                  416
          Receivable for capital stock sold                                                                4,438
          Receivable for investments sold                                                                221,187
          Due from advisor                                                                                 9,495
          Prepaid expenses                                                                                47,395
                                                                                                 ---------------

          Total assets                                                                                32,727,379
                                                                                                 ---------------

LIABILITIES:
          Payable for capital stock purchased                                                             22,480
          Distribution fee payable                                                                         2,809
          Other accrued expenses                                                                          91,185
                                                                                                 ---------------

          Total liabilities                                                                              116,474
                                                                                                 ---------------

NET ASSETS                                                                                       $    32,610,905
                                                                                                 ===============

NET ASSETS CONSIST OF:
          Paid-in-capital                                                                        $    20,739,727
          Distribution in excess of net investment income                                                (30,805)
          Accumulated undistributed net realized gain on investments                                   6,001,409
          Net unrealized appreciation on investments                                                   5,900,574
                                                                                                 ---------------

NET ASSETS                                                                                       $    32,610,905
                                                                                                 ===============

SHARES OUTSTANDING, $0.0001 PAR VALUE,
          (UNLIMITED SHARES AUTHORIZED)
          CLASS K                                                                                        529,238
          CLASS Y                                                                                      1,515,790

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
          CLASS K                                                                                $         16.08
                                                                                                 ===============
          CLASS Y                                                                                $         15.90
                                                                                                 ===============

 See notes to financial statements.


                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)


INVESTMENT INCOME:
          Dividends                                                                              $       302,361
          Interest                                                                                        17,939
                                                                                                 ---------------

          Total investment income                                                                        320,300
                                                                                                 ---------------

EXPENSES:
          Investment advisory fees (see note 5)                                                          155,287
          Professional fees                                                                               80,352
          Administration and accounting fees                                                              39,094
          Shareholder servicing fees                                                                      37,444
          Trustees' fees and expenses                                                                     28,733
          Reports to shareholders                                                                         17,547
          Distribution fees (see note 5)                                                                  14,252
          Custody fees                                                                                    13,828
          Insurance expense                                                                               13,413
          Federal and state registration fees                                                             10,086
          Other expenses                                                                                   1,749
                                                                                                 ---------------

          Total expenses before waiver and reimbursement of expenses                                     411,785

          Less:  Waiver and reimbursement of expenses                                                   (207,534)
                                                                                                 ---------------

          Net expenses                                                                                   204,251
                                                                                                 ---------------

NET INVESTMENT INCOME                                                                                    116,049
                                                                                                 ---------------

REALIZED AND UNREALIZED GAIN:
          Net realized gain on investments                                                               625,432
          Change in unrealized depreciation on investments                                           (10,972,692)
                                                                                                 ---------------
          Net depreciation on investments                                                             (8,347,260)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                        $    (8,231,211)
                                                                                                 ===============



 See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


STATEMENTS OF CHANGES IN NET ASSETS



                                                                         SIX MONTHS ENDED
                                                                          JULY 31, 2007              YEAR ENDED
                                                                           (UNAUDITED)             JANUARY 31, 2007
                                                                       ------------------        -------------------

OPERATIONS:
  Net investment income                                                $       116,049           $       859,535
  Net realized gain on investments                                           2,625,432                10,383,901
  Change in unrealized appreciation/depreciation on investments            (10,972,692)                1,051,626
                                                                       ---------------           ---------------
    Net increase/(decrease) in net assets resulting from operations         (8,231,211)               12,295,062
                                                                       ---------------           ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class K shares                                                           3,108,136                 4,230,441
    Class Y shares                                                           6,044,150                 6,666,950
  Shares issued to shareholders in reinvestment of distributions
    Class K shares                                                              29,195                 2,781,402
    Class Y shares                                                             109,365                 6,121,641
  Payments for shares redeemed
    Class K shares                                                          (4,766,460)              (11,576,430)
    Class Y shares                                                          (3,616,822)               (8,314,034)
                                                                       ---------------           ---------------
    Net increase (decrease) from capital share transactions                    907,564                   (90,030)
                                                                       ---------------           ---------------
DISTRIBUTIONS PAID FROM:
  Net investment income
    Class K shares                                                             (29,415)                  (50,907)
    Class Y shares                                                            (117,439)                 (181,512)
  Net realized gains
    Class K shares                                                                   --               (2,760,744)
    Class Y shares                                                                  --                (6,349,051)
                                                                       ---------------           ---------------
    Total distributions                                                       (146,854)               (9,342,214)
                                                                       ---------------           ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (7,470,501)                2,862,818

NET ASSETS:
  Beginning of year                                                         40,081,406                37,218,588
                                                                       ---------------           ---------------


  End of period                                                        $    32,610,905           $    40,081,406
                                                                       ===============           ===============

  Distributions in Excess of Net Investment Income                     $       (30,805)          $            --


See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND



FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE YEAR/PERIOD.


                                   CLASS K          CLASS K          CLASS K         CLASS K          CLASS K           CLASS K
-----------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                JULY 31, 2007     YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 (UNAUDITED)   JANUARY 31, 2007 JANUARY 31, 2006 JANUARY 31, 2005 JANUARY 31, 2004 JANUARY 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF YEAR/PERIOD      $      20.08      $      19.07     $      17.92     $      17.23     $      12.76     $      12.91

INCOME FROM
INVESTMENT OPERATIONS:
    Net investment income             0.25(2)           0.46(2)          0.57             0.65(1)          0.61(1)          0.59(1)
    Net realized and
      unrealized gain/(loss)
      on investments                 (4.20)(2)          6.29(2)          5.05             2.09(1)          4.55(1)         (0.14)(1)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

        Total from
         investment operations       (3.95)             6.75             5.62             2.74             5.16             0.45
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

DISTRIBUTIONS TO
SHAREHOLDERS:
    Dividends from net
      investment income              (0.05)            (0.11)           (0.26)           (0.52)           (0.58)           (0.55)
    Distributions from
      capital gains                     --             (5.63)           (4.21)           (1.53)           (0.11)           (0.05)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

        Total distributions          (0.05)            (5.74)           (4.47)           (2.05)           (0.69)           (0.60)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

NET ASSET VALUE,
END OF YEAR/PERIOD            $      16.08      $      20.08     $      19.07     $      17.92     $      17.23     $      12.76
                              ================  ================ ================ ================ ===============  ================

TOTAL RETURN                        (19.71)%           38.43%           33.14%          15.19%           41.21%            3.29%

SUPPLEMENTAL DATA
AND RATIOS:
    Net assets, end
      of year/period          $  8,507,520      $ 12,525,326     $ 15,947,297     $ 18,350,017     $ 28,984,996     $ 18,727,963
    Ratio of expenses to
      average net assets             1.25%(3)          1.25%            1.25%            1.25%            1.25%            1.25%
    Ratio of expenses
      before waivers to
      average net assets             2.46%(3)          2.72%            2.55%            2.10%            2.23%            2.75%
    Ratio of net investment
      income to average
      net assets                     1.89%(3)          2.16%            3.05%            3.38%(1)         4.01%(1)         4.50%(1)
    Ratio of net investment
      income before waivers
      to average net assets          0.67%(3)          0.69%            1.75%            2.54%(1)         3.04%(1)         3.00%(1)
    Portfolio turnover rate            25%(4)            45%              31%              32%              15%              30%



(1) As restated.
(2) Calculated based on average shares outstanding during the year.
(3) Annualized.
(4) Not annualized for periods less than a year.

See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE YEAR/PERIOD.



                                   CLASS Y          CLASS Y          CLASS Y         CLASS Y          CLASS Y           CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                JULY 31, 2007     YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 (UNAUDITED)   JANUARY 31, 2007 JANUARY 31, 2006 JANUARY 31, 2005 JANUARY 31, 2004 JANUARY 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF YEAR/PERIOD      $      19.87      $      18.92     $      17.81     $      17.12     $      12.64     $      12.78

INCOME FROM
INVESTMENT OPERATIONS:
    Net investment income             0.28(2)           0.51(2)          0.65             0.67(1)          0.64(1)          0.61(1)
    Net realized and
      unrealized gain/(loss)
      on investments                 (4.17)(2)          6.23(2)          4.99             2.12(1)          4.55(1)         (0.11)(1)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

        Total from
         investment operations       (3.89)             6.74             5.64             2.79             5.19             0.50
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net
      investment income              (0.08)            (0.16)           (0.32)           (0.57)           (0.60)           (0.59)
    Distributions from
      capital gains                     --             (5.63)           (4.21)           (1.53)           (0.11)           (0.05)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

        Total distributions          (0.08)            (5.79)           (4.53)           (2.10)           (0.71)           (0.64)
                              ----------------  ---------------- ---------------- ---------------- ---------------  ----------------

NET ASSET VALUE,
END OF YEAR/PERIOD            $      15.90      $      19.87     $      18.92     $      17.81     $      17.12     $      12.64
                              ================  ================ ================ ================ ===============  ================


TOTAL RETURN                        (19.63)%          38.76%            3.51%           15.62%           41.88%            3.69%

SUPPLEMENTAL DATA
AND RATIOS:
    Net assets, end
      of year/period          $ 24,103,385      $ 27,556,080     $ 21,271,291     $ 15,580,015     $ 17,093,188     $  6,418,537
    Ratio of expenses
      to average net assets          0.97%(3)          0.97%            0.97%            0.97%            0.97%            0.97%
    Ratio of expenses
      before waivers to
      average net assets             1.98%(3)          2.07%            2.05%            1.88%            2.06%            2.90%
    Ratio of net
      investment income to
      average net assets             2.18%(3)          2.50%            3.32%            3.68%(1)         4.27%(1)         4.87%(1)
    Ratio of net investment
       income before waivers
       to average net assets         1.17%(3)          1.40%            2.24%            2.78%(1)         3.19%(1)         2.94%(1)
    Portfolio turnover rate            25%(4)            45%              31%              32%              15%              30%

(1) As restated.
(2) Calculated based on average shares outstanding during the year.
(3) Annualized.
(4) Not annualized for periods less than a year.

See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2007

1.       ORGANIZATION

         Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of July 31, 2007, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC (the "Adviser") is the Fund's investment adviser.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

         INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

         FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

         DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JULY 31, 2007

         Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

         INDEMNIFICATIONS - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

         NEW ACCOUNTING PRONOUNCEMENT - Effective July 31, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

         In September 2006, the Financial Accounting Standards Board issued statement of Financial Accounting standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed, based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

         In addition, in February 2007, FASB issued "Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS
         157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JULY 31, 2007

3.       CAPITAL TRANSACTIONS

         Transactions of the Fund were as follows:

                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                       JULY 31, 2007                       JANUARY 31, 2007
                                             --------------------------------       -----------------------------
         CLASS K SHARES:                        SHARES             DOLLARS             SHARES          DOLLARS

         Shares sold                           158,458        $   3,108,136             205,944    $  4,230,441
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                    1,588               29,195             151,776       2,781,402
         Shares redeemed                      (254,649)          (4,766,460)           (570,249)    (11,576,430)
                                         -------------        -------------       -------------   -------------
         Net increase(decrease)                (94,603)       $  (1,629,129)           (212,529)   $ (4,564,587)
                                         -------------        -------------       -------------   -------------




                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                       JULY 31, 2007                       JANUARY 31, 2007
                                             --------------------------------       -----------------------------
         CLASS Y SHARES:                        SHARES             DOLLARS             SHARES          DOLLARS

         Shares sold                           321,197        $   6,044,149             323,305    $  6,666,950
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                    6,069              109,364             337,158       6,121,641
         Shares redeemed                      (198,371)          (3,616,823)           (397,992)     (8,314,034)
                                         -------------        -------------       -------------   -------------

         Net increase(decrease)                128,895        $   2,536,690             262,471    $  4,474,557
                                         -------------        -------------       -------------   -------------

         Net increase(decrease) from
            capital share transactions          34,292        $     907,561              49,942    $    (90,030)
                                         =============        =============       =============   =============

4.       INVESTMENT TRANSACTIONS

         Purchases and sales of securities for the Fund, excluding short-term investments, for the period ended July 31, 2007 were $10,897,091 and $9,492,258, respectively. There were no purchases or sales of U.S. Government securities for the six months ended July 31, 2007.

5.       INVESTMENT ADVISORY AGREEMENT

         The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2008, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through May 31, 2008. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2007



         January 31, 2011. During the six months ended July 31, 2007, the Adviser waived investment advisory fees for the Fund of $155,287. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. During the six months ended July 31, 2007, the Adviser did not recoup any expenses. At July 31, 2007, the following amounts are subject to recoupment through July 31, 2008, July 31, 2009, and July 31, 2010, respectively.



                            Expires            Expires            Expires
                         July 31, 2010      July 31, 2009      July 31, 2008
                     -----------------------------------------------------------
         Class K           $220,980           $199,504           $211,770
         Class Y           $423,011           $243,461           $178,671

         Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the period ended January 31, 2007, the Fund incurred distribution expenses of $14,252.

6.       INVESTMENT RISKS

         As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

7.       FEDERAL INCOME TAX INFORMATION

         At July 31, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:


         Cost of investments                             $   26,447,994
                                                         ==============
         Gross unrealized appreciation                   $    8,186,172
         Gross unrealized depreciation                       (2,189,718)
                                                         --------------
         Net unrealized appreciation on investments      $    5,996,454
                                                         ==============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2007

         The tax basis of components of distributable net earnings at January 31, 2007 were as follows:


         Undistributed ordinary income                   $            0
         Accumulated capital and other losses                 3,365,307
         Unrealized appreciation                             16,883,936
                                                        --------------
         Total accumulated earnings                      $   20,249,243
                                                         ==============


         The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales.

         The tax components of distributions paid during the fiscal years ending January 31, 2007 and January 31, 2006 were as follows:


                                                        Year Ended              Year Ended
                                                     January 31, 2007        January 31, 2006

         Distributions paid from:
                  Ordinary income                    $        213,542       $       1,076,261
                  Net long-term capital gains               8,919,000               5,988,988
                  Unrecaptured section 1250 gain              209,672                 122,367
                                                     ----------------       -----------------
         Total distributions paid                    $      9,342,214       $       7,187,616
                                                     ================       =================

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2007, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

ADVISORY AGREEMENT APPROVAL DISCLOSURE
MARCH 2007

At their regular quarterly meeting held on March 22, 2007 at the offices of Adelante Capital Management LLC, the Fund's investment adviser (the "Adviser"), the Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and Adelante U.S. Real Estate Securities Fund (the "Fund"). In preparation for their consideration of the Advisory Agreement's continuation, the Trustees requested and reviewed a variety of materials relating to the Adviser and the Fund, including (1) information regarding the Adviser's financial condition; (2) information about the Adviser's organization, operations, and personnel; (3) the advisory fees, total expenses and performance of the Fund relative to other similar mutual funds; and (4) the performance of the Fund relative to relevant benchmarks. The Trustees also considered information they had received in the period since their prior approval of the Advisory Agreement, at the Board's regular quarterly meetings, and otherwise, addressing matters such as the Adviser's financial condition and operations, Adviser personnel, compliance matters, investment techniques, Fund and securities market performance, and brokerage practices such as best execution and soft dollars. During an adjournment of the March 22, 2007 meeting, the Trustees met with Adviser personnel including those involved in research, investment selection and trading for the Fund. The Independent Trustees also met in executive session during the course of the March 22, 2007 meeting as part of their consideration of the Advisory Agreement's continuation.

At their March 22, 2007 meeting, the Trustees received a presentation regarding the Adviser from Michael Torres, the Fund's portfolio manager and CEO of the Adviser. Mr. Torres discussed among other matters, (i) the Fund's investment performance, (ii) the Adviser's investment process, (iii) the Adviser's personnel, (iv) the Adviser's brokerage practices with respect to the Fund and
(v) the Adviser's financial condition and business plans. The Trustees also received a presentation from Mark Hoopes, the Fund's and Adviser's Chief Compliance Officer, addressing compliance matters and other operational functions performed by the Adviser, and supplementing the responses provided by the Adviser to the Trustees' aforementioned request for information.

The Adviser's presentation to the Trustees also addressed the Fund's performance, total expenses and advisory fee as compared to other similar funds. The Trustees reviewed the Fund's performance information against (a) indexes of securities markets performance such as the Dow Jones Wilshire REIT Index, (b) performance measures and rankings for real estate mutual funds prepared by an independent third party ranking service and (c) performance data for a group of real estate mutual funds selected by the Adviser as representative of the Fund's principal competitors. The Trustees reviewed the average total expense ratio information for the Fund against benchmark average total expense ratio information for other real estate mutual funds. The Trustees also reviewed the Fund's advisory fee rate against benchmark advisory fee information for other real estate mutual funds. The Trustees noted the Adviser's agreement to maintain existing total expense limitations for the Fund through May 31, 2008.

The Trustees discussed (a) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (b) the Fund's performance, and (c) the fee payable to the Adviser under the Advisory Agreement. In the course of these deliberations, the Trustees reached the following conclusions, among others: (A) the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (B) the Adviser's personnel are qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Adviser maintains appropriate compliance programs; (D) the Fund's performance is reasonable in relation to the performance of funds with similar investment objectives and the performance of relevant indices given market conditions and the Fund's relative size, desired risk profile, and specific investment strategy; and (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services provided by the Adviser. The Trustees also considered information relating to the advisory fees paid by other clients of the Adviser

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

whose portfolios are managed similarly to the Fund and concluded that, given the services other than portfolio management provided to the Fund under the Advisory Agreement, the fee rate under the Advisory Agreement was appropriate in relation to the fees charged other Adviser clients with similarly managed portfolios.

The Trustees considered the costs of services to be provided to the Fund under the Advisory Agreement, the profits and other direct and indirect benefits (such as soft dollar benefits on the Fund's brokerage transactions) realized by the Adviser from its relationship with the Fund, and determined that they were not material to their deliberations given the extent to which the Adviser can be expected to waive its fees and reimburse Fund expenses under its contractual agreement to limit Fund expenses. In addition, the Trustees considered the extent to which economies of scale would be realized as the Fund grows, and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, and similarly determined them not to be material to their deliberations given the Fund's current asset level and the asset levels reasonably foreseeable during the period prior to the next review of the Advisory Agreement. The Trustees reiterated their intention to monitor these issues on an ongoing basis and address them as appropriate when circumstances change.

Based on the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees, including the Independent Trustees, concluded that approval of the Advisory Agreement would be in the interests of the Fund and its shareholders, and accordingly, approved the Advisory Agreement's continuation in accordance with its terms.

                       This page intentionally left blank.

        ADELANTE U.S. REAL ESTATE SECURITIES FUND


TRUSTEES                                     William J. Klipp
                                             Scott MacKillop
                                             Kevin Malone
                                             Michael A. Torres

INVESTMENT ADVISER                           ADELANTE CAPITAL MANAGEMENT LLC
                                             555 12th Street, Suite 2100
                                             Oakland, CA  94607

ADMINISTRATOR AND                            UMB FUND SERVICES, INC.
FUND ACCOUNTANT                              803 West Michigan Street, Suite A
                                             Milwaukee, Wisconsin 53233

CUSTODIAN                                    UMB BANK, N.A.
                                             928 Grand Blvd.
                                             Kansas City, MO  64106

INDEPENDENT AUDITORS                         DELOITTE & TOUCHE LLP
                                             555 East Wells Street
                                             Milwaukee, WI 53202

LEGAL COUNSEL                                GOODWIN PROCTER LLP
                                             Exchange Place
                                             Boston, MA 02109

DISTRIBUTOR                                  UMB DISTRIBUTION SERVICES, LLC
                                             803 West Michigan Street, Suite A
                                             Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                          UMB FUND SERVICES, INC.
AND TRANSFER AGENT                           c/o Adelante Funds
                                             803 West Michigan Street, Suite A
                                             Milwaukee, Wisconsin 53233

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF ADELANTE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE ADELANTE U.S. REAL ESTATE SECURITIES FUND. THE PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES, THE INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUND. READ THE PROSPECTUS CAREFULLY.

                                                                     LE 410 0707

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no significant change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of Ethics: Not applicable for semi-annual reports

     (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
October 1, 2007

/s/Mark A. Hoopes
------------------------------
Mark A. Hoopes
Principal Financial Officer
October 1, 2007